Long Term Borrowings	12 Months Ended
Dec. 31, 2012
Long Term Borrowings [Abstract]
Long Term Borrowings
13.	Long Term Borrowings

Structured repurchase agreements

At December 31, 2012, outstanding structured repurchase agreements totaled $50,000 of contractual amounts with carrying values of $54,354. These repurchase agreements have a weighted-average rate of 4.06% as of December 31, 2012 and are collateralized by certain U.S. agency and mortgage-backed securities.

Carrying Amount	Contractual Amount	Maturity Date	Rate at December 31, 2012
$11,102	$10,000	November 6, 2016	4.75%
10,608	10,000	December 18, 2017	3.72%
11,080	10,000	March 30, 2017	4.50%
10,644	10,000	December 18, 2017	3.79%
10,920	10,000	March 22, 2019	3.56%

$54,354	$50,000

At December 31, 2011, outstanding structured repurchase agreements totaled $50,000 of contractual amounts with carrying values of $55,243. These repurchase agreements have a weighted-average rate of 4.06% as of December 31, 2011 and are collateralized by certain U.S. agency and mortgage-backed securities.

Carrying Amount	Contractual Amount	Maturity Date	Rate at December 31, 2011
$11,376	$10,000	November 6, 2016	4.75%
10,722	10,000	December 18, 2017	3.72%
11,322	10,000	March 30, 2017	4.50%
10,765	10,000	December 18, 2017	3.79%
11,058	10,000	March 22, 2019	3.56%

$55,243	$50,000

Subordinated Debentures

As of December 31, 2012, through its acquisitions of TIBB, CBKN, GRNB and SCMF, the Company acquired thirteen separate pooled offerings of trust preferred securities. The Company is not considered the primary beneficiary of the trusts (variable interest entities), therefore the trusts are not consolidated in the Company’s consolidated financial statements, but rather the subordinated debentures are presented as a liability.

The Trusts consist of wholly-owned statutory trust subsidiaries for the purpose of issuing the trust preferred securities. The Trusts used the proceeds from the issuance of trust preferred securities to acquire junior subordinated deferrable interest debentures of the Company’s subsidiaries, CBKN, GRNB, TIBB and SCMF. The trust preferred securities essentially mirror the debt securities, carrying a cumulative preferred dividend equal to the interest rate on the debt securities. The debt securities and the trust preferred securities each have 30-year lives. The trust preferred securities and the debt securities are callable by the companies or the Trust, at their respective option after a period of time outlined below, and at varying premiums and sooner in specific events, subject to prior approval by the Federal Reserve Board (“FRB”), if then required. TIBB, GRNB and SCMF, prior to their acquisition by the Company, each elected to defer interest payments on the trust preferred securities beginning with the payments due in the fourth quarter of 2009, fourth quarter of 2010, and first quarter of 2011, respectively. In September 2011, pursuant to approval by the FRB, TIBB and GRNB each made payments of all amounts due for current and deferred interest through the next payment date for each of its trust preferred securities. In October 2012, SCMF pursuant to approval by the FRB made payments of all amounts due for current and deferred interest through the next payment date for each of its trust preferred securities. Deferral of interest payments on the trust preferred securities is allowed for up to 60 months without being considered an event of default. During the first quarter of 2013, we called and redeemed $34,500 of trust preferred securities issued by SCMF, which have a fixed interest rate of 7.95%.

Date of Offering	Original Face Amount	Carrying Amount December 31, 2012	Carrying Amount December 31, 2011	Interest Rate As of December 31, 2012	Call Date	Maturity Date
September 7, 2000	$8,000	$8,762	$8,813	10.6% Fixed	September 7, 2010	September 7, 2030
July 31, 2001	5,000	3,795	3,734	3.89% (3 Month LIBOR plus 358 basis points)	July 31, 2006	July 31, 2031
July 31, 2001	4,000	2,573	2,513	3.89% (3 Month LIBOR plus 358 basis points)	July 31, 2006	July 31, 2031
June 26, 2003	10,000	5,832	5,754	3.41% (3 Month LIBOR plus 310 basis points)	June 26, 2008	June 26, 2033
September 25, 2003	10,000	6,222	6,081	3.19% (3 Month LIBOR plus 285 basis points)	September 25, 2008	September 25, 2033
November 10, 2003	34,500	34,189	N/A	7.95% Fixed	November 10, 2008	December 31, 2033
December 30, 2003	10,000	5,614	5,534	3.16% (3 Month LIBOR plus 285 basis points)	December 30, 2008	December 30, 2033
June 28, 2005	3,000	1,497	1,451	1.99% (3 Month LIBOR plus 168 basis points)	June 28, 2010	June 28, 2035
December 22, 2005	10,000	4,383	4,286	1.71% (3 Month LIBOR plus 140 basis points)	December 22, 2010	March 15, 2036
December 28, 2005	13,000	6,255	6,058	1.85% (3 Month LIBOR plus 155 basis points)	December 28, 2010	March 15, 2036
June 23, 2006	20,000	10,918	10,629	1.89% (3 Month LIBOR plus 155 basis points)	June 23, 2011	July 7, 2036
May 16, 2007	56,000	27,220	26,415	1.96% (3 Month LIBOR plus 165 basis points)	May 16, 2012	May 16, 2037
June 15, 2007	10,000	5,243	N/A	1.74% (3 Month LIBOR plus 143 basis points)	June 15, 2012	September 6, 2037

	$193,500	$122,503	$81,268

Private Placement Offering of Investment Units

On March 18, 2010, CBKN sold $3,393 in aggregate principal amount of subordinated promissory notes with a fixed interest rate of 10.0% due March 18, 2020. The notes, assumed in the acquisition of CBKN, had a carrying value of $3,573 and $3,590 as of December 31, 2012 and December 31, 2011, respectively. The Company may prepay the Notes at any time after March 18, 2015 subject to regulatory approval and compliance with applicable law. The Company’s obligation to repay the notes is subordinate to all indebtedness owed by the Company to its current and future secured creditors and general creditors and certain other financial obligations of the Company.

At December 31, 2012, the maturities of long-term borrowings were as follows:

	Fixed Rate	Floating Rate	Total
Due in 2013	$—	$—	$—
Due in 2014	—	—	—
Due in 2015	—	—	—
Due in 2016	11,102	—	11,102
Due in 2017	32,332	—	32,332
Thereafter	57,444	79,552	136,996

Total long-term debt	$100,878	$79,552	$180,430